INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	6 Months Ended
Jun. 30, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of deferred income and social contribution taxes

	June 30,	December 31,
	2021	2020
Tax loss	1,136,946	1,013,008
Negative tax basis of social contribution	393,958	329,412

Assets temporary differences
Provision for judicial liabilities	249,144	233,100
Operating provisions and other losses	999,305	1,051,096
Exchange rate variation	4,959,110	6,112,906
Derivatives losses ("MtM")	1,394,959	2,303,833
Amortization of fair value adjustment on business combination	710,737	718,645
Unrealized profit on inventories	227,369	176,847
Lease	269,452	287,066
Provision of deferred taxes on results of associates abroad		33,893
Other temporary differences (1)		158,172
	10,340,980	12,417,978

Liabilities temporary differences
Goodwill - Tax benefit on unamortized goodwill	608,182	469,875
Property, plant and equipment - deemed cost	1,366,017	1,385,642
Accelerated tax depreciation	984,373	1,025,136
Borrowing cost	98,934	110,036
Fair value of biological assets	382,020	237,879
Tax provision on results of associates abroad	53,744
Deferred taxes, net of fair value adjustment	453,533	469,419
Tax credits - gains in tax lawsuit (exclusion of ICMS from the PIS and COFINS contribution tax basis)	155,035	43,559
Other temporary differences	14,526
	4,116,364	3,741,546

Non-current assets	6,224,616	8,677,002
Non-current liabilities		570

1)

On December 29, 2020, with the final decision of Administrative Council for Economic Defense's ("CADE") approval, related to the purchase and sale agreement of rural property, Management and legal advisors understand that all conditions suspensive were implemented, with the tax recognition of capital gain being required, pursuant to art. 117 of the National Taxation Code ("CTN"). As the accounting recognition only occured at the Closing of the transaction, on January 5, 2021 (Note 1.2.2) with the fulfillment of the performance obligation and delivery of the ownership of the properties to the client, there was a need to establish the deferred tax asset on this difference temporary, in the amount of R$175,202.

Schedule of accumulated tax losses and social contribution tax loss carryforwards

	June 30,	December 31,
	2021	2020
Tax loss carry forward	4,547,785	4,052,013
Negative tax basis of social contribution carryforward	4,377,311	3,660,133

Schedule of changes in net balance of deferred income tax

	June 30,	December 31,
	2021	2020
Beginning balance	8,676,432	1,555,165
Tax loss	123,938	412,759
Negative tax basis of social contribution	64,546	183,066
(Reversal) provision for judicial liabilities	16,044	(32,471)
Operating provision (reversal) and other losses	(19,292)	136,400
Exchange rate variation	(1,153,796)	4,110,964
Derivative losses (“MtM”)	(908,874)	1,685,406
Amortization of fair value adjustment on business combination	7,978	37,917
Unrealized profit on inventories	50,522	(116,475)
Lease	(17,614)	265,022
Goodwill - Tax benefit on unamortized goodwill	(138,307)	(253,018)
Property, plant and equipment - deemed cost	19,625	120,578
Accelerated tax depreciation	40,763	88,064
Borrowing cost	11,102	(5,487)
Fair value of biological assets	(176,640)	(184,377)
Deferred taxes on the result of associates abroad	(87,637)	497,743
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis) (Note 20.3)	(111,476)
Other temporary differences (1)	(172,698)	175,176
Ending balance	6,224,616	8,676,432

1)

On December 29, 2020, with the final decision of CADE's approval related to the purchase and sale agreement of rural property (Note 1.2.2), Management and legal advisors understand that all conditions suspensive were implemented, with the tax recognition of capital gain being required, pursuant to art. 117 of the National Taxation Code ("CTN"). As the accounting recognition occurred at the Closing of the Transaction, on January 5, 2021 (Note 1.2.2) with the fulfillment of the performance obligation and delivery of the ownership of the properties to the client, there was a need to establish the deferred tax asset on this difference temporary, in the amount of R$175,202.

Schedule of changes in the effects of income tax and social contribution on profit or loss

	June 30,	June 30,
	2021	2020
Net income (loss) before taxes	9,888,881	(24,236,648)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(3,362,220)	8,240,460

Tax effect on permanent differences
Taxation (difference) on profit of associates in Brazil and abroad (1)	1,162,607	746,640
Equity method	30,724	(1,004)
Thin capitalization (2)	(364,176)	(252,808)
Credit related to Reintegra Program	3,615	3,367
Tax incentives applicable to income tax (3)	3,886	3,925
Director bonus	(14,096)	(5,508)
Write-off of tax credits, donations, fines and other	(67,781)	29,997
	(2,607,441)	8,765,069
Income tax
Current	(148,847)	(57,006)
Deferred	(1,806,012)	6,486,044
	(1,954,859)	6,429,038
Social Contribution
Current	(6,816)	(823)
Deferred	(645,766)	2,336,854
	(652,582)	2,336,031
Income and social contribution benefits (expenses) on the period	(2,607,441)	8,765,069

Effective rate of income and social contribution tax expenses	26.37%	36.16%

1)	The effect of the difference in taxation of associates is substantially due to the difference between the nominal rates of Brazil and associates abroad.
2)

The brazilian thin capitalization rules establish that interest paid or credited by a brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity and when determined limits and requirements are met. On June 30, 2021 the Company did not meet all limits and requirements.

3)	Tax incentives applicable to ICMS, which is deducted from the calculation basis of Income Tax and Social Contribution.